Other Receivables and Other Current Assets - Schedule of Other Receivables and Other Current Assets (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Other Receivables and Other Current Assets [Abstract]
Other receivables	$ 2,225	$ 511,508
Prepaid expense	12,206,696	51,164,128
Allowance for credit losses	(3,662,009)	(42,421,843)
Total	$ 8,546,912	$ 9,253,793